CONVERTIBLE DEBT OBLIGATIONS (Details) - Convertible debt obligations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Convertible debt obligations, beg, gross	$ 1,531,639	$ 1,918,340	$ 2,256,178
Converted to equity	(257,629)	(386,701)
Deferred debt discount	0	0	(337,838)
Convertible debt obligations, end, net	1,274,010	1,531,639	$ 1,918,340
Convertible debt obligations, current portion	507,765	1,531,639
Convertible debt obligations, non-current portion	$ 766,245	$ 1,531,639